UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS

FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity:  333-206684-05

Central Index Key Number of Issuing Entity: 0001705710

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2017-2

(Exact Name of Issuing Entity as Specified in its Charter)

Commission File Number of Depositor:  333-206684
Central Index Key Number of Depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact Name of Depositor as Specified in its Charter)

Central Index Key Number of Sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact Name of Sponsor as Specified in its Charter)

John Ruckdaschel — Associate General Counsel Securitizations (214) 452-7270
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Date: June 12, 2017	SANTANDER DRIVE AUTO RECEIVABLES LLC (Depositor)

	By:	/s/Jason Micheletto
	Name:	Jason Micheletto
	Title:	Vice President, Corporate Treasury Reporting

Exhibit Index
Exhibit	Document Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)